Financial Instruments, Financial Risks and Capital Risks Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Financial Instruments at the End of the Reporting Period	The following table sets out the financial instruments as at the end of the reporting period:
	December 31, 2022	December 31, 2023
	RM	RM	USD
Financial assets
Financial assets, at amortised cost	19,733,950	69,696,778	15,186,799
Finance assets, at fair value through other comprehensive income	12,819,747	38,368,829	8,360,497
Finance assets, at fair value through profit or loss	72,295	72,793	15,861

Financial liabilities
Financial liabilities, at amortised cost	15,832,796	22,862,227	4,981,637
Finance liabilities, at fair value through profit or loss	-	1,964,335	428,025

Schedule of Currency Exposure of Financial Assets and Financial Liabilities	The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currency is as follows:
	Assets		Liabilities
	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
	RM	RM	RM	RM

Singapore Dollar	12,605	15,101	-	-
United States Dollar	3,226,121	7,123,179	6,008,843	1,416,836

The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.
	December 31, 2022	December 31, 2023
	RM	RM

Singapore Dollar	630	755
United States Dollar	(139,136)	285,317

Schedule of Current Credit Risk Grading Framework	The Group’s current credit risk grading framework comprises the following categories:
Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Schedule of Non-derivative Financial Liabilities	The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.
	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

2023
Non-interest bearing	-	20,684,288	-	20,684,288
Fixed interest rate	3.5-5%	680,916	878,224	1,559,140
Variable interest rate	BLR+2.6%	43,668	81,282	124,950
Total		21,408,872	959,506	22,368,378

2022
Non-interest bearing	-	13,994,964	-	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		15,126,506	744,331	15,870,837

2021
Non-interest bearing	-	11,690,481	-	11,690,481
Fixed interest rate	3.5-5%	753,561	426,431	1,179,992
Variable interest rate	BLR+2.6%	39,816	16,543	56,359
Total		12,483,858	442,974	12,926,832

Schedule of Debt-to-Equity Ratio	Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables
	December 31, 2022	December 31, 2023
	RM	RM	USD
Total debts	15,832,796	22,862,227	4,981,637
Total equity	24,274,514	92,969,863	20,257,961

Debt-to-equity %	65.22%	24.59%	21.79%

Schedule of Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:
	December 31, 2021		December 31, 2022		December 31, 2023
	RM		RM		RM		USD
Amount of the Group’s revenue:
Customer A	22,081,000		19,139,493		22,178,443		4,832,642
Customer B	9,627,000		9,462,273		NA	*	NA	*
Customer C	NA	*	NA	*	30,728,922		6,695,775
Customer D	NA	*	NA	*	7,572,345		1,650,000

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

Schedule of Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31, 2022	December 31, 2023
	RM	RM	USD
Amount of the Group’s accounts receivable:
Customer A	4,078,000	2,326,144	506,862